UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Congress Street Fund

March 31, 2009

1.814642.104

CST-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.2%
Media - 2.0%
The DIRECTV Group, Inc. (a)	37,500	$ 854,625
Specialty Retail - 3.2%
Staples, Inc.	74,000	1,340,140
TOTAL CONSUMER DISCRETIONARY		2,194,765
CONSUMER STAPLES - 12.3%
Beverages - 5.5%
The Coca-Cola Co.	52,183	2,293,443
Food Products - 0.4%
Kraft Foods, Inc. Class A	5,594	124,690
Ralcorp Holdings, Inc. (a)	1,123	60,507
		185,197
Household Products - 1.9%
Colgate-Palmolive Co.	13,609	802,659
Tobacco - 4.5%
Altria Group, Inc.	36,409	583,272
Philip Morris International, Inc.	36,409	1,295,432
		1,878,704
TOTAL CONSUMER STAPLES		5,160,003
ENERGY - 16.9%
Oil, Gas & Consumable Fuels - 16.9%
Chevron Corp.	40,316	2,710,848
Exxon Mobil Corp.	64,215	4,373,042
		7,083,890
FINANCIALS - 3.5%
Diversified Financial Services - 3.2%
Citigroup, Inc.	40,199	101,703
CME Group, Inc.	3,500	862,365
JPMorgan Chase & Co.	14,652	389,450
		1,353,518
Insurance - 0.3%
The Travelers Companies, Inc.	3,053	124,074
TOTAL FINANCIALS		1,477,592
Common Stocks - continued
	Shares	Value
HEALTH CARE - 17.2%
Pharmaceuticals - 17.2%
Johnson & Johnson	73,552	$ 3,868,835
Merck & Co., Inc.	25,272	676,026
Pfizer, Inc.	23,017	313,492
Wyeth	54,380	2,340,515
		7,198,868
INDUSTRIALS - 13.5%
Aerospace & Defense - 7.7%
The Boeing Co.	7,248	257,884
United Technologies Corp.	69,792	2,999,660
		3,257,544
Commercial Services & Supplies - 0.5%
Waste Management, Inc.	7,900	202,240
Industrial Conglomerates - 3.4%
General Electric Co.	140,580	1,421,264
Road & Rail - 1.9%
Union Pacific Corp.	19,320	794,245
TOTAL INDUSTRIALS		5,675,293
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.3%
Motorola, Inc.	128,134	542,007
Computers & Peripherals - 13.8%
Hewlett-Packard Co.	95,690	3,067,821
International Business Machines Corp.	28,274	2,739,468
		5,807,289
Electronic Equipment & Components - 0.8%
Agilent Technologies, Inc. (a)	20,636	317,175
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	49,805	749,565
Software - 1.1%
Microsoft Corp.	24,730	454,290
TOTAL INFORMATION TECHNOLOGY		7,870,326
MATERIALS - 2.6%
Chemicals - 2.6%
Monsanto Co.	13,096	1,088,278
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.7%
Verizon Communications, Inc.	78,873	$ 2,381,965
TOTAL COMMON STOCKS (Cost $13,415,642)		40,130,980
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.52% (b) (Cost $1,702,721)	1,702,721	1,702,721
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $15,118,363)		41,833,701
NET OTHER ASSETS - 0.2%		104,844
NET ASSETS - 100%		$ 41,938,545
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,983
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 41,833,701	$ 41,833,701	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $15,118,363. Net unrealized appreciation aggregated $26,715,338, of which $30,089,945 related to appreciated investment securities and $3,374,607 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009